PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Moderately
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4.9%
17,611  Schwab U.S. TIPS
ETF
$ 889,179
3.0
9,846  Vanguard Long-Term
Treasury ETF
546,552
1.9
Total Exchange-Traded
Funds
(Cost $1,555,704)
1,435,731
4.9
MUTUAL FUNDS : 95.2%
Affiliated Investment Companies : 95.2%
170,080  Voya Global Bond
Fund - Class R6
1,176,952
4.0
231,250  Voya High Yield Bond
Fund - Class R6
1,528,561
5.1
824,710  Voya Intermediate
Bond Fund - Class R6
6,845,090
23.0
97,015
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
442,391
1.5
65,870  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
588,218
2.0
71,431  Voya Multi-Manager
International Equity
Fund - Class I
651,454
2.2
77,558  Voya Multi-Manager
International Factors
Fund - Class I
666,223
2.2
50,614  Voya Multi-Manager
Mid Cap Value Fund
- Class I
438,316
1.5
21,129  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,178,578
4.0
365,733  Voya Short Term Bond
Fund - Class R6
3,357,425
11.3
44,852  Voya Small Company
Fund - Class R6
596,982
2.0
152,392  Voya U.S. High
Dividend Low Volatility
Fund - Class R6
1,494,968
5.0
118,356  Voya U.S. Stock Index
Portfolio - Class I
1,913,824
6.4
328,904  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
2,904,219
9.8
32,154  VY
®
Invesco Comstock
Portfolio - Class I
609,952
2.1
122,121  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,005,387
10.1
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
11,777  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 890,142
3.0
28,288,682
95.2
Total Mutual Funds
(Cost $30,974,186)
28,288,682
95.2
Total Long-Term
Investments
(Cost $32,529,890)
29,724,413
100.1
Total Investments in
Securities
(Cost $32,529,890) $ 29,724,413 100.1
Liabilities in Excess
of Other Assets (18,827) (0.1)
Net Assets $ 29,705,586 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Moderately
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,435,731 $ — $ — $ 1,435,731
Mutual Funds 28,288,682 — — 28,288,682
Total Investments, at fair value $ 29,724,413 $ — $ — $ 29,724,413
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 1,425,245 $ 209,264 $ (518,120) $ 60,563 $ 1,176,952 $ 39,291 $ (116,515) $ —
Voya High Yield Bond Fund - Class
R6
1,765,387 227,891 (571,656) 106,939 1,528,561 76,059 (92,780) —
Voya Intermediate Bond Fund -
Class R6
7,190,444 2,243,981 (2,880,143) 290,808 6,845,090 206,229 (492,968) 33
Voya MidCap Opportunities
Portfolio - Class R6
337,972 224,302 (301,564) 181,682 442,391 6 (139,612) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
712,657 434,173 (642,697) 84,085 588,218 — (51,775) —
Voya Multi-Manager International
Equity Fund - Class I
177,595 629,083 (141,395) (13,829) 651,454 — (6,088) —
Voya Multi-Manager International
Factors Fund - Class I
537,440 290,810 (211,099) 49,072 666,223 — (21,888) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
343,788 229,836 (175,981) 40,673 438,316 — (40,901) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 1,447,142 (361,263) 92,699 1,178,578 6,706 49,741 62,877
Voya Short Term Bond Fund -
Class R6
4,443,904 561,689 (1,724,611) 76,443 3,357,425 98,338 (80,851) —
Voya Small Company Fund - Class
R6
672,144 209,332 (324,984) 40,490 596,982 — (14,076) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,744,897 263,302 (591,155) 77,924 1,494,968 21,228 (138,048) —
Voya U.S. Stock Index Portfolio -
Class I
3,416,225 1,448,456 (3,324,629) 373,772 1,913,824 1,490 (227,114) 183,570
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
4,154,529 635,216 (2,174,091) 288,565 2,904,219 67,721 (405,166) —
VY
®
Invesco Comstock Portfolio -
Class I
692,762 170,984 (203,441) (50,353) 609,952 1,324 (6,588) 79,793
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,484,144 568,318 (1,155,964) 108,889 3,005,387 2,745 (98,969) 298,258
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
979,447 173,255 (845,034) 582,474 890,142 — (326,561) 14,566
$ 32,078,580 $ 9,967,034 $ (16,147,827) $ 2,390,896 $ 28,288,682 $ 521,137 $ (2,210,159) $ 639,097
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution Moderately
Conservative Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 166,510
Gross Unrealized Depreciation (2,971,987)
Net Unrealized Depreciation $ (2,805,477)